Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Details of Income Taxes as Reported

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Federal:
Current	$51	$(45)	$(52)
Deferred	796	676	698
Total Federal	847	631	646

State and Local:
Current	25	29	35
Deferred	70	24	(77)
Total State and Local	95	53	(42)

Income Tax Expense	$942	$684	$604

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Net Income	$1,638	$1,484	$1,262
Income Tax Expense	942	684	604
Pretax Income	$2,580	$2,168	$1,866

Income Taxes on Pretax Income at Statutory Rate (35%)	$903	$759	$653
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	54	47	39
Investment Tax Credits, Net	(13)	(14)	(14)
State and Local Income Taxes, Net	64	29	(33)
Removal Costs	(24)	(21)	(18)
AFUDC	(42)	(31)	(39)
Valuation Allowance	(2)	5	6
U.K. Windfall Tax	—	(80)	15
Other	2	(10)	(5)
Income Tax Expense	$942	$684	$604

Effective Income Tax Rate	36.5%	31.5%	32.4%

Reconciliation of Significant Temporary Differences

	December 31,
	2014	2013
	(in millions)
Deferred Tax Assets	$2,653	$2,900
Deferred Tax Liabilities	(13,599)	(13,088)
Net Deferred Tax Liabilities	$(10,946)	$(10,188)

Property Related Temporary Differences	$(7,968)	$(7,508)
Amounts Due from Customers for Future Federal Income Taxes	(255)	(273)
Deferred State Income Taxes	(811)	(765)
Securitized Assets	(753)	(870)
Regulatory Assets	(694)	(609)
Deferred Income Taxes on Other Comprehensive Loss	60	66
Accrued Nuclear Decommissioning	(611)	(554)
Net Operating Loss Carryforward	47	233
Tax Credit Carryforward	144	109
Valuation Allowance	(56)	(97)
All Other, Net	(49)	80
Net Deferred Tax Liabilities	$(10,946)	$(10,188)

State Net Income Tax Operating Loss Carryforwards

State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
	(in millions)
Louisiana	$431	2029
Missouri	9	2034
Oklahoma	322	2034
Tennessee	3	2026
West Virginia	286	2032

Summary of Interest Income, Expense And Reversal

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Interest Expense	$3	$1	$11
Interest Income	1	51	—
Reversal of Prior Period Interest Expense	2	—	1

Amounts Accrued for Interest Related to Uncertain Tax Positions

	December 31,
	2014	2013
	(in millions)
Accrual for Receipt of Interest	$44	$43
Accrual for Payment of Interest and Penalties	6	5

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	2014	2013	2012
	(in millions)
Balance as of January 1,	$175	$267	$168
Increase – Tax Positions Taken During a Prior Period	18	—	23
Decrease – Tax Positions Taken During a Prior Period	(1)	(94)	(16)
Increase – Tax Positions Taken During the Current Year	—	2	121
Decrease – Tax Positions Taken During the Current Year	—	—	—
Decrease – Settlements with Taxing Authorities	(1)	—	(25)
Decrease – Lapse of the Applicable Statute of Limitations	(9)	—	(4)
Balance as of December 31,	$182	$175	$267

Appalachian Power Co [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$10,926	$14,273	$58,057	$(24,349)	$(171,629)
Deferred	144,651	70,225	74,391	74,756	239,426
Deferred Investment Tax Credits	(649)	(4,877)	(241)	175	(1,377)
Income Tax Expense	$154,928	$79,621	$132,207	$50,582	$66,420

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

APCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$215,415	$193,211	$257,503
Income Tax Expense	154,928	132,935	165,527
Pretax Income	$370,343	$326,146	$423,030

Income Taxes on Pretax Income at Statutory Rate (35%)	$129,620	$114,151	$148,061
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	23,527	20,286	20,424
Investment Tax Credits, Net	(649)	(1,220)	(1,240)
State and Local Income Taxes, Net	6,531	2,707	3,175
Removal Costs	(6,844)	(6,454)	(6,641)
AFUDC	(3,768)	(1,420)	(1,145)
Valuation Allowance	(2,498)	5,062	5,674
Other	9,009	(177)	(2,781)
Income Tax Expense	$154,928	$132,935	$165,527

Effective Income Tax Rate	41.8%	40.8%	39.1%

I&M	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$155,647	$177,504	$118,457
Income Tax Expense	79,621	75,111	39,344
Pretax Income	$235,268	$252,615	$157,801

Income Taxes on Pretax Income at Statutory Rate (35%)	$82,344	$88,415	$55,230
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	12,885	10,057	8,659
Investment Tax Credits, Net	(4,877)	(4,931)	(4,502)
State and Local Income Taxes, Net	7,668	(882)	(1,559)
Removal Costs	(11,272)	(9,432)	(5,490)
AFUDC	(9,994)	(10,555)	(7,218)
Other	2,867	2,439	(5,776)
Income Tax Expense	$79,621	$75,111	$39,344

Effective Income Tax Rate	33.8%	29.7%	24.9%

OPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$216,422	$409,980	$343,534
Income Tax Expense	132,207	225,670	144,283
Pretax Income	$348,629	$635,650	$487,817

Income Taxes on Pretax Income at Statutory Rate (35%)	$122,020	$222,478	$170,736
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6,665	6,759	5,239
Investment Tax Credits, Net	(241)	(1,418)	(1,849)
State and Local Income Taxes, Net	8,866	3,327	(18,291)
Parent Company Loss Benefit	(996)	(2,154)	(11,915)
Other	(4,107)	(3,322)	363
Income Tax Expense	$132,207	$225,670	$144,283

Effective Income Tax Rate	37.9%	35.5%	29.6%

PSO	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$86,929	$97,796	$114,141
Income Tax Expense	50,582	65,885	66,694
Pretax Income	$137,511	$163,681	$180,835

Income Taxes on Pretax Income at Statutory Rate (35%)	$48,129	$57,288	$63,292
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	176	164	(10)
Investment Tax Credits, Net	(770)	(776)	(781)
State and Local Income Taxes, Net	4,777	5,423	6,953
Tax Adjustments	(1,241)	5,268	201
Other	(489)	(1,482)	(2,961)
Income Tax Expense	$50,582	$65,885	$66,694

Effective Income Tax Rate	36.8%	40.3%	36.9%

SWEPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$144,559	$153,819	$202,513
Income Tax Expense	66,420	69,461	45,858
Pretax Income	$210,979	$223,280	$248,371

Income Taxes on Pretax Income at Statutory Rate (35%)	$73,843	$78,148	$86,930
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2,944	3,086	2,105
Depletion	(4,143)	(3,472)	(3,276)
Investment Tax Credits, Net	(1,377)	(1,561)	(550)
State and Local Income Taxes, Net	3,083	(1,453)	(18,010)
AFUDC	(4,182)	(2,381)	(19,879)
Other	(3,748)	(2,906)	(1,462)
Income Tax Expense	$66,420	$69,461	$45,858

Effective Income Tax Rate	31.5%	31.1%	18.5%

Reconciliation of Significant Temporary Differences

APCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$446,346	$548,966
Deferred Tax Liabilities	(2,711,233)	(2,788,306)
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

Property Related Temporary Differences	$(1,801,885)	$(1,725,853)
Amounts Due from Customers for Future Federal Income Taxes	(70,417)	(94,775)
Deferred State Income Taxes	(239,724)	(246,247)
Regulatory Assets	(113,671)	(104,824)
Securitized Assets	(122,559)	(130,834)
Deferred Income Taxes on Other Comprehensive Loss	(2,710)	(1,589)
Net Operating Loss Carryforward	9,796	45,177
Tax Credit Carryforward	46,162	21,940
Valuation Allowance	—	(41,277)
All Other, Net	30,121	38,942
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

I&M	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$911,811	$843,630
Deferred Tax Liabilities	(2,190,002)	(2,043,810)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

Property Related Temporary Differences	$(418,724)	$(390,829)
Amounts Due from Customers for Future Federal Income Taxes	(40,580)	(39,137)
Deferred State Income Taxes	(138,907)	(137,162)
Deferred Income Taxes on Other Comprehensive Loss	7,732	8,351
Accrued Nuclear Decommissioning	(610,955)	(553,794)
Net Operating Loss Carryforward	—	15,690
Regulatory Assets	(74,690)	(59,008)
All Other, Net	(2,067)	(44,291)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

OPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$171,816	$183,085
Deferred Tax Liabilities	(1,528,130)	(1,477,691)
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

Property Related Temporary Differences	$(926,520)	$(841,607)
Amounts Due from Customers for Future Federal Income Taxes	(47,598)	(51,946)
Deferred State Income Taxes	(34,232)	(28,569)
Regulatory Assets	(242,391)	(215,535)
Deferred Income Taxes on Other Comprehensive Loss	(3,016)	(3,812)
Deferred Fuel and Purchased Power	(145,515)	(176,192)
All Other, Net	42,958	23,055
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

PSO	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$110,758	$107,567
Deferred Tax Liabilities	(1,016,721)	(936,791)
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

Property Related Temporary Differences	$(805,193)	$(736,160)
Amounts Due from Customers for Future Federal Income Taxes	(678)	(31)
Deferred State Income Taxes	(109,285)	(99,126)
Regulatory Assets	(39,620)	(39,414)
Deferred Income Taxes on Other Comprehensive Loss	(2,661)	(3,100)
Deferred Federal Income Taxes on Deferred State Income Taxes	43,918	40,362
Net Operating Loss Carryforward	6,365	4,314
Tax Credit Carryforward	681	565
All Other, Net	510	3,366
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

SWEPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$186,176	$359,529
Deferred Tax Liabilities	(1,528,246)	(1,453,710)
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

Property Related Temporary Differences	$(1,235,136)	$(1,172,431)
Amounts Due from Customers for Future Federal Income Taxes	(44,119)	(43,116)
Deferred State Income Taxes	(124,147)	(118,179)
Regulatory Assets	(19,388)	(5,290)
Deferred Income Taxes on Other Comprehensive Loss	4,021	4,548
Impairment Loss - Turk Plant	21,052	21,295
Net Operating Loss Carryforward	21,925	189,128
All Other, Net	33,722	29,864
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in thousands)
APCo	Tennessee	$2,695	2026
APCo	West Virginia	235,341	2032
OPCo	West Virginia	50,228	2032
PSO	Oklahoma	163,212	2034
SWEPCo	Louisiana	419,384	2029
SWEPCo	Oklahoma	2,994	2034

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in thousands)
APCo	$45,654	$4,046	$—	$—
I&M	3,418	2,877	—	—
OPCo	25,679	1,962	—	—
PSO	681	660	22,141	22,141
SWEPCo	3,254	899	—	—

Summary of Interest Income, Expense And Reversal

	Years Ended December 31,
	2014			2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$—	$—	$193	$—	$1,089	$—
I&M	—	—	289	—	597	—
OPCo	129	—	245	—	1,892	—
PSO	88	—	137	—	135	—
SWEPCo	172	—	154	215	—	—

	Year Ended December 31, 2012
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$62	$—	$183
I&M	1,355	—	—
OPCo	266	—	504
PSO	259	—	294
SWEPCo	286	—	271

Amounts Accrued for Interest Related to Uncertain Tax Positions

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$—
I&M	—	—
OPCo	—	—
PSO	—	209
SWEPCo	—	172

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$158
I&M	526	957
OPCo	382	407
PSO	310	562
SWEPCo	1,010	1,167

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2014	$1,164	$3,164	$2,086	$2,184	$7,602
Increase – Tax Positions Taken During a Prior Period	—	1,431	6,335	64	1,602
Decrease – Tax Positions Taken During a Prior Period	—	—	—	(18)	(832)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Increase – Settlements with Taxing Authorities	1	—	70	37	—
Decrease – Settlements with Taxing Authorities	—	(660)	—	—	(30)
Decrease – Lapse of the Applicable Statute of Limitations	(1,165)	(1,640)	(1,566)	(948)	(845)
Balance as of December 31, 2014	$—	$2,295	$6,925	$1,319	$7,497

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase – Tax Positions Taken During the Current Year	—	—	—	14	1,301
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	(94)
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase – Tax Positions Taken During a Prior Period	—	2,266	1,360	421	2,806
Decrease – Tax Positions Taken During a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(1,674)	—	(20,291)	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2014	2013	2012
	(in thousands)
APCo	$—	$—	$—
I&M	1,591	1,220	1,220
OPCo	4,462	674	674
PSO	858	827	818
SWEPCo	4,873	4,357	3,512

Indiana Michigan Power Co [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$10,926	$14,273	$58,057	$(24,349)	$(171,629)
Deferred	144,651	70,225	74,391	74,756	239,426
Deferred Investment Tax Credits	(649)	(4,877)	(241)	175	(1,377)
Income Tax Expense	$154,928	$79,621	$132,207	$50,582	$66,420

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

APCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$215,415	$193,211	$257,503
Income Tax Expense	154,928	132,935	165,527
Pretax Income	$370,343	$326,146	$423,030

Income Taxes on Pretax Income at Statutory Rate (35%)	$129,620	$114,151	$148,061
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	23,527	20,286	20,424
Investment Tax Credits, Net	(649)	(1,220)	(1,240)
State and Local Income Taxes, Net	6,531	2,707	3,175
Removal Costs	(6,844)	(6,454)	(6,641)
AFUDC	(3,768)	(1,420)	(1,145)
Valuation Allowance	(2,498)	5,062	5,674
Other	9,009	(177)	(2,781)
Income Tax Expense	$154,928	$132,935	$165,527

Effective Income Tax Rate	41.8%	40.8%	39.1%

I&M	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$155,647	$177,504	$118,457
Income Tax Expense	79,621	75,111	39,344
Pretax Income	$235,268	$252,615	$157,801

Income Taxes on Pretax Income at Statutory Rate (35%)	$82,344	$88,415	$55,230
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	12,885	10,057	8,659
Investment Tax Credits, Net	(4,877)	(4,931)	(4,502)
State and Local Income Taxes, Net	7,668	(882)	(1,559)
Removal Costs	(11,272)	(9,432)	(5,490)
AFUDC	(9,994)	(10,555)	(7,218)
Other	2,867	2,439	(5,776)
Income Tax Expense	$79,621	$75,111	$39,344

Effective Income Tax Rate	33.8%	29.7%	24.9%

OPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$216,422	$409,980	$343,534
Income Tax Expense	132,207	225,670	144,283
Pretax Income	$348,629	$635,650	$487,817

Income Taxes on Pretax Income at Statutory Rate (35%)	$122,020	$222,478	$170,736
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6,665	6,759	5,239
Investment Tax Credits, Net	(241)	(1,418)	(1,849)
State and Local Income Taxes, Net	8,866	3,327	(18,291)
Parent Company Loss Benefit	(996)	(2,154)	(11,915)
Other	(4,107)	(3,322)	363
Income Tax Expense	$132,207	$225,670	$144,283

Effective Income Tax Rate	37.9%	35.5%	29.6%

PSO	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$86,929	$97,796	$114,141
Income Tax Expense	50,582	65,885	66,694
Pretax Income	$137,511	$163,681	$180,835

Income Taxes on Pretax Income at Statutory Rate (35%)	$48,129	$57,288	$63,292
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	176	164	(10)
Investment Tax Credits, Net	(770)	(776)	(781)
State and Local Income Taxes, Net	4,777	5,423	6,953
Tax Adjustments	(1,241)	5,268	201
Other	(489)	(1,482)	(2,961)
Income Tax Expense	$50,582	$65,885	$66,694

Effective Income Tax Rate	36.8%	40.3%	36.9%

SWEPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$144,559	$153,819	$202,513
Income Tax Expense	66,420	69,461	45,858
Pretax Income	$210,979	$223,280	$248,371

Income Taxes on Pretax Income at Statutory Rate (35%)	$73,843	$78,148	$86,930
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2,944	3,086	2,105
Depletion	(4,143)	(3,472)	(3,276)
Investment Tax Credits, Net	(1,377)	(1,561)	(550)
State and Local Income Taxes, Net	3,083	(1,453)	(18,010)
AFUDC	(4,182)	(2,381)	(19,879)
Other	(3,748)	(2,906)	(1,462)
Income Tax Expense	$66,420	$69,461	$45,858

Effective Income Tax Rate	31.5%	31.1%	18.5%

Reconciliation of Significant Temporary Differences

APCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$446,346	$548,966
Deferred Tax Liabilities	(2,711,233)	(2,788,306)
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

Property Related Temporary Differences	$(1,801,885)	$(1,725,853)
Amounts Due from Customers for Future Federal Income Taxes	(70,417)	(94,775)
Deferred State Income Taxes	(239,724)	(246,247)
Regulatory Assets	(113,671)	(104,824)
Securitized Assets	(122,559)	(130,834)
Deferred Income Taxes on Other Comprehensive Loss	(2,710)	(1,589)
Net Operating Loss Carryforward	9,796	45,177
Tax Credit Carryforward	46,162	21,940
Valuation Allowance	—	(41,277)
All Other, Net	30,121	38,942
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

I&M	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$911,811	$843,630
Deferred Tax Liabilities	(2,190,002)	(2,043,810)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

Property Related Temporary Differences	$(418,724)	$(390,829)
Amounts Due from Customers for Future Federal Income Taxes	(40,580)	(39,137)
Deferred State Income Taxes	(138,907)	(137,162)
Deferred Income Taxes on Other Comprehensive Loss	7,732	8,351
Accrued Nuclear Decommissioning	(610,955)	(553,794)
Net Operating Loss Carryforward	—	15,690
Regulatory Assets	(74,690)	(59,008)
All Other, Net	(2,067)	(44,291)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

OPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$171,816	$183,085
Deferred Tax Liabilities	(1,528,130)	(1,477,691)
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

Property Related Temporary Differences	$(926,520)	$(841,607)
Amounts Due from Customers for Future Federal Income Taxes	(47,598)	(51,946)
Deferred State Income Taxes	(34,232)	(28,569)
Regulatory Assets	(242,391)	(215,535)
Deferred Income Taxes on Other Comprehensive Loss	(3,016)	(3,812)
Deferred Fuel and Purchased Power	(145,515)	(176,192)
All Other, Net	42,958	23,055
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

PSO	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$110,758	$107,567
Deferred Tax Liabilities	(1,016,721)	(936,791)
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

Property Related Temporary Differences	$(805,193)	$(736,160)
Amounts Due from Customers for Future Federal Income Taxes	(678)	(31)
Deferred State Income Taxes	(109,285)	(99,126)
Regulatory Assets	(39,620)	(39,414)
Deferred Income Taxes on Other Comprehensive Loss	(2,661)	(3,100)
Deferred Federal Income Taxes on Deferred State Income Taxes	43,918	40,362
Net Operating Loss Carryforward	6,365	4,314
Tax Credit Carryforward	681	565
All Other, Net	510	3,366
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

SWEPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$186,176	$359,529
Deferred Tax Liabilities	(1,528,246)	(1,453,710)
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

Property Related Temporary Differences	$(1,235,136)	$(1,172,431)
Amounts Due from Customers for Future Federal Income Taxes	(44,119)	(43,116)
Deferred State Income Taxes	(124,147)	(118,179)
Regulatory Assets	(19,388)	(5,290)
Deferred Income Taxes on Other Comprehensive Loss	4,021	4,548
Impairment Loss - Turk Plant	21,052	21,295
Net Operating Loss Carryforward	21,925	189,128
All Other, Net	33,722	29,864
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in thousands)
APCo	Tennessee	$2,695	2026
APCo	West Virginia	235,341	2032
OPCo	West Virginia	50,228	2032
PSO	Oklahoma	163,212	2034
SWEPCo	Louisiana	419,384	2029
SWEPCo	Oklahoma	2,994	2034

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in thousands)
APCo	$45,654	$4,046	$—	$—
I&M	3,418	2,877	—	—
OPCo	25,679	1,962	—	—
PSO	681	660	22,141	22,141
SWEPCo	3,254	899	—	—

Summary of Interest Income, Expense And Reversal

	Years Ended December 31,
	2014			2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$—	$—	$193	$—	$1,089	$—
I&M	—	—	289	—	597	—
OPCo	129	—	245	—	1,892	—
PSO	88	—	137	—	135	—
SWEPCo	172	—	154	215	—	—

	Year Ended December 31, 2012
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$62	$—	$183
I&M	1,355	—	—
OPCo	266	—	504
PSO	259	—	294
SWEPCo	286	—	271

Amounts Accrued for Interest Related to Uncertain Tax Positions

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$158
I&M	526	957
OPCo	382	407
PSO	310	562
SWEPCo	1,010	1,167

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$—
I&M	—	—
OPCo	—	—
PSO	—	209
SWEPCo	—	172

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2014	$1,164	$3,164	$2,086	$2,184	$7,602
Increase – Tax Positions Taken During a Prior Period	—	1,431	6,335	64	1,602
Decrease – Tax Positions Taken During a Prior Period	—	—	—	(18)	(832)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Increase – Settlements with Taxing Authorities	1	—	70	37	—
Decrease – Settlements with Taxing Authorities	—	(660)	—	—	(30)
Decrease – Lapse of the Applicable Statute of Limitations	(1,165)	(1,640)	(1,566)	(948)	(845)
Balance as of December 31, 2014	$—	$2,295	$6,925	$1,319	$7,497

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase – Tax Positions Taken During the Current Year	—	—	—	14	1,301
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	(94)
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase – Tax Positions Taken During a Prior Period	—	2,266	1,360	421	2,806
Decrease – Tax Positions Taken During a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(1,674)	—	(20,291)	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2014	2013	2012
	(in thousands)
APCo	$—	$—	$—
I&M	1,591	1,220	1,220
OPCo	4,462	674	674
PSO	858	827	818
SWEPCo	4,873	4,357	3,512

Ohio Power Co [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$10,926	$14,273	$58,057	$(24,349)	$(171,629)
Deferred	144,651	70,225	74,391	74,756	239,426
Deferred Investment Tax Credits	(649)	(4,877)	(241)	175	(1,377)
Income Tax Expense	$154,928	$79,621	$132,207	$50,582	$66,420

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

APCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$215,415	$193,211	$257,503
Income Tax Expense	154,928	132,935	165,527
Pretax Income	$370,343	$326,146	$423,030

Income Taxes on Pretax Income at Statutory Rate (35%)	$129,620	$114,151	$148,061
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	23,527	20,286	20,424
Investment Tax Credits, Net	(649)	(1,220)	(1,240)
State and Local Income Taxes, Net	6,531	2,707	3,175
Removal Costs	(6,844)	(6,454)	(6,641)
AFUDC	(3,768)	(1,420)	(1,145)
Valuation Allowance	(2,498)	5,062	5,674
Other	9,009	(177)	(2,781)
Income Tax Expense	$154,928	$132,935	$165,527

Effective Income Tax Rate	41.8%	40.8%	39.1%

I&M	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$155,647	$177,504	$118,457
Income Tax Expense	79,621	75,111	39,344
Pretax Income	$235,268	$252,615	$157,801

Income Taxes on Pretax Income at Statutory Rate (35%)	$82,344	$88,415	$55,230
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	12,885	10,057	8,659
Investment Tax Credits, Net	(4,877)	(4,931)	(4,502)
State and Local Income Taxes, Net	7,668	(882)	(1,559)
Removal Costs	(11,272)	(9,432)	(5,490)
AFUDC	(9,994)	(10,555)	(7,218)
Other	2,867	2,439	(5,776)
Income Tax Expense	$79,621	$75,111	$39,344

Effective Income Tax Rate	33.8%	29.7%	24.9%

OPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$216,422	$409,980	$343,534
Income Tax Expense	132,207	225,670	144,283
Pretax Income	$348,629	$635,650	$487,817

Income Taxes on Pretax Income at Statutory Rate (35%)	$122,020	$222,478	$170,736
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6,665	6,759	5,239
Investment Tax Credits, Net	(241)	(1,418)	(1,849)
State and Local Income Taxes, Net	8,866	3,327	(18,291)
Parent Company Loss Benefit	(996)	(2,154)	(11,915)
Other	(4,107)	(3,322)	363
Income Tax Expense	$132,207	$225,670	$144,283

Effective Income Tax Rate	37.9%	35.5%	29.6%

PSO	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$86,929	$97,796	$114,141
Income Tax Expense	50,582	65,885	66,694
Pretax Income	$137,511	$163,681	$180,835

Income Taxes on Pretax Income at Statutory Rate (35%)	$48,129	$57,288	$63,292
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	176	164	(10)
Investment Tax Credits, Net	(770)	(776)	(781)
State and Local Income Taxes, Net	4,777	5,423	6,953
Tax Adjustments	(1,241)	5,268	201
Other	(489)	(1,482)	(2,961)
Income Tax Expense	$50,582	$65,885	$66,694

Effective Income Tax Rate	36.8%	40.3%	36.9%

SWEPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$144,559	$153,819	$202,513
Income Tax Expense	66,420	69,461	45,858
Pretax Income	$210,979	$223,280	$248,371

Income Taxes on Pretax Income at Statutory Rate (35%)	$73,843	$78,148	$86,930
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2,944	3,086	2,105
Depletion	(4,143)	(3,472)	(3,276)
Investment Tax Credits, Net	(1,377)	(1,561)	(550)
State and Local Income Taxes, Net	3,083	(1,453)	(18,010)
AFUDC	(4,182)	(2,381)	(19,879)
Other	(3,748)	(2,906)	(1,462)
Income Tax Expense	$66,420	$69,461	$45,858

Effective Income Tax Rate	31.5%	31.1%	18.5%

Reconciliation of Significant Temporary Differences

APCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$446,346	$548,966
Deferred Tax Liabilities	(2,711,233)	(2,788,306)
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

Property Related Temporary Differences	$(1,801,885)	$(1,725,853)
Amounts Due from Customers for Future Federal Income Taxes	(70,417)	(94,775)
Deferred State Income Taxes	(239,724)	(246,247)
Regulatory Assets	(113,671)	(104,824)
Securitized Assets	(122,559)	(130,834)
Deferred Income Taxes on Other Comprehensive Loss	(2,710)	(1,589)
Net Operating Loss Carryforward	9,796	45,177
Tax Credit Carryforward	46,162	21,940
Valuation Allowance	—	(41,277)
All Other, Net	30,121	38,942
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

I&M	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$911,811	$843,630
Deferred Tax Liabilities	(2,190,002)	(2,043,810)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

Property Related Temporary Differences	$(418,724)	$(390,829)
Amounts Due from Customers for Future Federal Income Taxes	(40,580)	(39,137)
Deferred State Income Taxes	(138,907)	(137,162)
Deferred Income Taxes on Other Comprehensive Loss	7,732	8,351
Accrued Nuclear Decommissioning	(610,955)	(553,794)
Net Operating Loss Carryforward	—	15,690
Regulatory Assets	(74,690)	(59,008)
All Other, Net	(2,067)	(44,291)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

OPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$171,816	$183,085
Deferred Tax Liabilities	(1,528,130)	(1,477,691)
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

Property Related Temporary Differences	$(926,520)	$(841,607)
Amounts Due from Customers for Future Federal Income Taxes	(47,598)	(51,946)
Deferred State Income Taxes	(34,232)	(28,569)
Regulatory Assets	(242,391)	(215,535)
Deferred Income Taxes on Other Comprehensive Loss	(3,016)	(3,812)
Deferred Fuel and Purchased Power	(145,515)	(176,192)
All Other, Net	42,958	23,055
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

PSO	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$110,758	$107,567
Deferred Tax Liabilities	(1,016,721)	(936,791)
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

Property Related Temporary Differences	$(805,193)	$(736,160)
Amounts Due from Customers for Future Federal Income Taxes	(678)	(31)
Deferred State Income Taxes	(109,285)	(99,126)
Regulatory Assets	(39,620)	(39,414)
Deferred Income Taxes on Other Comprehensive Loss	(2,661)	(3,100)
Deferred Federal Income Taxes on Deferred State Income Taxes	43,918	40,362
Net Operating Loss Carryforward	6,365	4,314
Tax Credit Carryforward	681	565
All Other, Net	510	3,366
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

SWEPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$186,176	$359,529
Deferred Tax Liabilities	(1,528,246)	(1,453,710)
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

Property Related Temporary Differences	$(1,235,136)	$(1,172,431)
Amounts Due from Customers for Future Federal Income Taxes	(44,119)	(43,116)
Deferred State Income Taxes	(124,147)	(118,179)
Regulatory Assets	(19,388)	(5,290)
Deferred Income Taxes on Other Comprehensive Loss	4,021	4,548
Impairment Loss - Turk Plant	21,052	21,295
Net Operating Loss Carryforward	21,925	189,128
All Other, Net	33,722	29,864
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in thousands)
APCo	Tennessee	$2,695	2026
APCo	West Virginia	235,341	2032
OPCo	West Virginia	50,228	2032
PSO	Oklahoma	163,212	2034
SWEPCo	Louisiana	419,384	2029
SWEPCo	Oklahoma	2,994	2034

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in thousands)
APCo	$45,654	$4,046	$—	$—
I&M	3,418	2,877	—	—
OPCo	25,679	1,962	—	—
PSO	681	660	22,141	22,141
SWEPCo	3,254	899	—	—

Summary of Interest Income, Expense And Reversal

	Years Ended December 31,
	2014			2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$—	$—	$193	$—	$1,089	$—
I&M	—	—	289	—	597	—
OPCo	129	—	245	—	1,892	—
PSO	88	—	137	—	135	—
SWEPCo	172	—	154	215	—	—

	Year Ended December 31, 2012
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$62	$—	$183
I&M	1,355	—	—
OPCo	266	—	504
PSO	259	—	294
SWEPCo	286	—	271

Amounts Accrued for Interest Related to Uncertain Tax Positions

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$158
I&M	526	957
OPCo	382	407
PSO	310	562
SWEPCo	1,010	1,167

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$—
I&M	—	—
OPCo	—	—
PSO	—	209
SWEPCo	—	172

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2014	$1,164	$3,164	$2,086	$2,184	$7,602
Increase – Tax Positions Taken During a Prior Period	—	1,431	6,335	64	1,602
Decrease – Tax Positions Taken During a Prior Period	—	—	—	(18)	(832)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Increase – Settlements with Taxing Authorities	1	—	70	37	—
Decrease – Settlements with Taxing Authorities	—	(660)	—	—	(30)
Decrease – Lapse of the Applicable Statute of Limitations	(1,165)	(1,640)	(1,566)	(948)	(845)
Balance as of December 31, 2014	$—	$2,295	$6,925	$1,319	$7,497

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase – Tax Positions Taken During the Current Year	—	—	—	14	1,301
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	(94)
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase – Tax Positions Taken During a Prior Period	—	2,266	1,360	421	2,806
Decrease – Tax Positions Taken During a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(1,674)	—	(20,291)	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2014	2013	2012
	(in thousands)
APCo	$—	$—	$—
I&M	1,591	1,220	1,220
OPCo	4,462	674	674
PSO	858	827	818
SWEPCo	4,873	4,357	3,512

Public Service Co Of Oklahoma [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$10,926	$14,273	$58,057	$(24,349)	$(171,629)
Deferred	144,651	70,225	74,391	74,756	239,426
Deferred Investment Tax Credits	(649)	(4,877)	(241)	175	(1,377)
Income Tax Expense	$154,928	$79,621	$132,207	$50,582	$66,420

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

APCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$215,415	$193,211	$257,503
Income Tax Expense	154,928	132,935	165,527
Pretax Income	$370,343	$326,146	$423,030

Income Taxes on Pretax Income at Statutory Rate (35%)	$129,620	$114,151	$148,061
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	23,527	20,286	20,424
Investment Tax Credits, Net	(649)	(1,220)	(1,240)
State and Local Income Taxes, Net	6,531	2,707	3,175
Removal Costs	(6,844)	(6,454)	(6,641)
AFUDC	(3,768)	(1,420)	(1,145)
Valuation Allowance	(2,498)	5,062	5,674
Other	9,009	(177)	(2,781)
Income Tax Expense	$154,928	$132,935	$165,527

Effective Income Tax Rate	41.8%	40.8%	39.1%

I&M	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$155,647	$177,504	$118,457
Income Tax Expense	79,621	75,111	39,344
Pretax Income	$235,268	$252,615	$157,801

Income Taxes on Pretax Income at Statutory Rate (35%)	$82,344	$88,415	$55,230
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	12,885	10,057	8,659
Investment Tax Credits, Net	(4,877)	(4,931)	(4,502)
State and Local Income Taxes, Net	7,668	(882)	(1,559)
Removal Costs	(11,272)	(9,432)	(5,490)
AFUDC	(9,994)	(10,555)	(7,218)
Other	2,867	2,439	(5,776)
Income Tax Expense	$79,621	$75,111	$39,344

Effective Income Tax Rate	33.8%	29.7%	24.9%

OPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$216,422	$409,980	$343,534
Income Tax Expense	132,207	225,670	144,283
Pretax Income	$348,629	$635,650	$487,817

Income Taxes on Pretax Income at Statutory Rate (35%)	$122,020	$222,478	$170,736
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6,665	6,759	5,239
Investment Tax Credits, Net	(241)	(1,418)	(1,849)
State and Local Income Taxes, Net	8,866	3,327	(18,291)
Parent Company Loss Benefit	(996)	(2,154)	(11,915)
Other	(4,107)	(3,322)	363
Income Tax Expense	$132,207	$225,670	$144,283

Effective Income Tax Rate	37.9%	35.5%	29.6%

PSO	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$86,929	$97,796	$114,141
Income Tax Expense	50,582	65,885	66,694
Pretax Income	$137,511	$163,681	$180,835

Income Taxes on Pretax Income at Statutory Rate (35%)	$48,129	$57,288	$63,292
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	176	164	(10)
Investment Tax Credits, Net	(770)	(776)	(781)
State and Local Income Taxes, Net	4,777	5,423	6,953
Tax Adjustments	(1,241)	5,268	201
Other	(489)	(1,482)	(2,961)
Income Tax Expense	$50,582	$65,885	$66,694

Effective Income Tax Rate	36.8%	40.3%	36.9%

SWEPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$144,559	$153,819	$202,513
Income Tax Expense	66,420	69,461	45,858
Pretax Income	$210,979	$223,280	$248,371

Income Taxes on Pretax Income at Statutory Rate (35%)	$73,843	$78,148	$86,930
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2,944	3,086	2,105
Depletion	(4,143)	(3,472)	(3,276)
Investment Tax Credits, Net	(1,377)	(1,561)	(550)
State and Local Income Taxes, Net	3,083	(1,453)	(18,010)
AFUDC	(4,182)	(2,381)	(19,879)
Other	(3,748)	(2,906)	(1,462)
Income Tax Expense	$66,420	$69,461	$45,858

Effective Income Tax Rate	31.5%	31.1%	18.5%

Reconciliation of Significant Temporary Differences

APCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$446,346	$548,966
Deferred Tax Liabilities	(2,711,233)	(2,788,306)
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

Property Related Temporary Differences	$(1,801,885)	$(1,725,853)
Amounts Due from Customers for Future Federal Income Taxes	(70,417)	(94,775)
Deferred State Income Taxes	(239,724)	(246,247)
Regulatory Assets	(113,671)	(104,824)
Securitized Assets	(122,559)	(130,834)
Deferred Income Taxes on Other Comprehensive Loss	(2,710)	(1,589)
Net Operating Loss Carryforward	9,796	45,177
Tax Credit Carryforward	46,162	21,940
Valuation Allowance	—	(41,277)
All Other, Net	30,121	38,942
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

I&M	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$911,811	$843,630
Deferred Tax Liabilities	(2,190,002)	(2,043,810)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

Property Related Temporary Differences	$(418,724)	$(390,829)
Amounts Due from Customers for Future Federal Income Taxes	(40,580)	(39,137)
Deferred State Income Taxes	(138,907)	(137,162)
Deferred Income Taxes on Other Comprehensive Loss	7,732	8,351
Accrued Nuclear Decommissioning	(610,955)	(553,794)
Net Operating Loss Carryforward	—	15,690
Regulatory Assets	(74,690)	(59,008)
All Other, Net	(2,067)	(44,291)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

OPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$171,816	$183,085
Deferred Tax Liabilities	(1,528,130)	(1,477,691)
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

Property Related Temporary Differences	$(926,520)	$(841,607)
Amounts Due from Customers for Future Federal Income Taxes	(47,598)	(51,946)
Deferred State Income Taxes	(34,232)	(28,569)
Regulatory Assets	(242,391)	(215,535)
Deferred Income Taxes on Other Comprehensive Loss	(3,016)	(3,812)
Deferred Fuel and Purchased Power	(145,515)	(176,192)
All Other, Net	42,958	23,055
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

PSO	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$110,758	$107,567
Deferred Tax Liabilities	(1,016,721)	(936,791)
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

Property Related Temporary Differences	$(805,193)	$(736,160)
Amounts Due from Customers for Future Federal Income Taxes	(678)	(31)
Deferred State Income Taxes	(109,285)	(99,126)
Regulatory Assets	(39,620)	(39,414)
Deferred Income Taxes on Other Comprehensive Loss	(2,661)	(3,100)
Deferred Federal Income Taxes on Deferred State Income Taxes	43,918	40,362
Net Operating Loss Carryforward	6,365	4,314
Tax Credit Carryforward	681	565
All Other, Net	510	3,366
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

SWEPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$186,176	$359,529
Deferred Tax Liabilities	(1,528,246)	(1,453,710)
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

Property Related Temporary Differences	$(1,235,136)	$(1,172,431)
Amounts Due from Customers for Future Federal Income Taxes	(44,119)	(43,116)
Deferred State Income Taxes	(124,147)	(118,179)
Regulatory Assets	(19,388)	(5,290)
Deferred Income Taxes on Other Comprehensive Loss	4,021	4,548
Impairment Loss - Turk Plant	21,052	21,295
Net Operating Loss Carryforward	21,925	189,128
All Other, Net	33,722	29,864
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in thousands)
APCo	Tennessee	$2,695	2026
APCo	West Virginia	235,341	2032
OPCo	West Virginia	50,228	2032
PSO	Oklahoma	163,212	2034
SWEPCo	Louisiana	419,384	2029
SWEPCo	Oklahoma	2,994	2034

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in thousands)
APCo	$45,654	$4,046	$—	$—
I&M	3,418	2,877	—	—
OPCo	25,679	1,962	—	—
PSO	681	660	22,141	22,141
SWEPCo	3,254	899	—	—

Summary of Interest Income, Expense And Reversal

	Years Ended December 31,
	2014			2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$—	$—	$193	$—	$1,089	$—
I&M	—	—	289	—	597	—
OPCo	129	—	245	—	1,892	—
PSO	88	—	137	—	135	—
SWEPCo	172	—	154	215	—	—

	Year Ended December 31, 2012
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$62	$—	$183
I&M	1,355	—	—
OPCo	266	—	504
PSO	259	—	294
SWEPCo	286	—	271

Amounts Accrued for Interest Related to Uncertain Tax Positions

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$—
I&M	—	—
OPCo	—	—
PSO	—	209
SWEPCo	—	172

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$158
I&M	526	957
OPCo	382	407
PSO	310	562
SWEPCo	1,010	1,167

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2014	$1,164	$3,164	$2,086	$2,184	$7,602
Increase – Tax Positions Taken During a Prior Period	—	1,431	6,335	64	1,602
Decrease – Tax Positions Taken During a Prior Period	—	—	—	(18)	(832)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Increase – Settlements with Taxing Authorities	1	—	70	37	—
Decrease – Settlements with Taxing Authorities	—	(660)	—	—	(30)
Decrease – Lapse of the Applicable Statute of Limitations	(1,165)	(1,640)	(1,566)	(948)	(845)
Balance as of December 31, 2014	$—	$2,295	$6,925	$1,319	$7,497

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase – Tax Positions Taken During the Current Year	—	—	—	14	1,301
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	(94)
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase – Tax Positions Taken During a Prior Period	—	2,266	1,360	421	2,806
Decrease – Tax Positions Taken During a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(1,674)	—	(20,291)	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2014	2013	2012
	(in thousands)
APCo	$—	$—	$—
I&M	1,591	1,220	1,220
OPCo	4,462	674	674
PSO	858	827	818
SWEPCo	4,873	4,357	3,512

Southwestern Electric Power Co [Member]
Details of Income Taxes as Reported

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$10,926	$14,273	$58,057	$(24,349)	$(171,629)
Deferred	144,651	70,225	74,391	74,756	239,426
Deferred Investment Tax Credits	(649)	(4,877)	(241)	175	(1,377)
Income Tax Expense	$154,928	$79,621	$132,207	$50,582	$66,420

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$58,441	$(49,067)	$92,625	$7,689	$(10,866)
Deferred	75,714	129,109	134,463	53,788	81,888
Deferred Investment Tax Credits	(1,220)	(4,931)	(1,418)	4,408	(1,561)
Income Tax Expense	$132,935	$75,111	$225,670	$65,885	$69,461

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Income Tax Expense (Credit):
Current	$28,307	$(9,221)	$100,447	$18,634	$(214,353)
Deferred	138,460	53,067	45,685	48,916	260,761
Deferred Investment Tax Credits	(1,240)	(4,502)	(1,849)	(856)	(550)
Income Tax Expense	$165,527	$39,344	$144,283	$66,694	$45,858

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

APCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$215,415	$193,211	$257,503
Income Tax Expense	154,928	132,935	165,527
Pretax Income	$370,343	$326,146	$423,030

Income Taxes on Pretax Income at Statutory Rate (35%)	$129,620	$114,151	$148,061
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	23,527	20,286	20,424
Investment Tax Credits, Net	(649)	(1,220)	(1,240)
State and Local Income Taxes, Net	6,531	2,707	3,175
Removal Costs	(6,844)	(6,454)	(6,641)
AFUDC	(3,768)	(1,420)	(1,145)
Valuation Allowance	(2,498)	5,062	5,674
Other	9,009	(177)	(2,781)
Income Tax Expense	$154,928	$132,935	$165,527

Effective Income Tax Rate	41.8%	40.8%	39.1%

I&M	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$155,647	$177,504	$118,457
Income Tax Expense	79,621	75,111	39,344
Pretax Income	$235,268	$252,615	$157,801

Income Taxes on Pretax Income at Statutory Rate (35%)	$82,344	$88,415	$55,230
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	12,885	10,057	8,659
Investment Tax Credits, Net	(4,877)	(4,931)	(4,502)
State and Local Income Taxes, Net	7,668	(882)	(1,559)
Removal Costs	(11,272)	(9,432)	(5,490)
AFUDC	(9,994)	(10,555)	(7,218)
Other	2,867	2,439	(5,776)
Income Tax Expense	$79,621	$75,111	$39,344

Effective Income Tax Rate	33.8%	29.7%	24.9%

OPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$216,422	$409,980	$343,534
Income Tax Expense	132,207	225,670	144,283
Pretax Income	$348,629	$635,650	$487,817

Income Taxes on Pretax Income at Statutory Rate (35%)	$122,020	$222,478	$170,736
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	6,665	6,759	5,239
Investment Tax Credits, Net	(241)	(1,418)	(1,849)
State and Local Income Taxes, Net	8,866	3,327	(18,291)
Parent Company Loss Benefit	(996)	(2,154)	(11,915)
Other	(4,107)	(3,322)	363
Income Tax Expense	$132,207	$225,670	$144,283

Effective Income Tax Rate	37.9%	35.5%	29.6%

PSO	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$86,929	$97,796	$114,141
Income Tax Expense	50,582	65,885	66,694
Pretax Income	$137,511	$163,681	$180,835

Income Taxes on Pretax Income at Statutory Rate (35%)	$48,129	$57,288	$63,292
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	176	164	(10)
Investment Tax Credits, Net	(770)	(776)	(781)
State and Local Income Taxes, Net	4,777	5,423	6,953
Tax Adjustments	(1,241)	5,268	201
Other	(489)	(1,482)	(2,961)
Income Tax Expense	$50,582	$65,885	$66,694

Effective Income Tax Rate	36.8%	40.3%	36.9%

SWEPCo	Years Ended December 31,
	2014	2013	2012
	(in thousands)
Net Income	$144,559	$153,819	$202,513
Income Tax Expense	66,420	69,461	45,858
Pretax Income	$210,979	$223,280	$248,371

Income Taxes on Pretax Income at Statutory Rate (35%)	$73,843	$78,148	$86,930
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2,944	3,086	2,105
Depletion	(4,143)	(3,472)	(3,276)
Investment Tax Credits, Net	(1,377)	(1,561)	(550)
State and Local Income Taxes, Net	3,083	(1,453)	(18,010)
AFUDC	(4,182)	(2,381)	(19,879)
Other	(3,748)	(2,906)	(1,462)
Income Tax Expense	$66,420	$69,461	$45,858

Effective Income Tax Rate	31.5%	31.1%	18.5%

Reconciliation of Significant Temporary Differences

APCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$446,346	$548,966
Deferred Tax Liabilities	(2,711,233)	(2,788,306)
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

Property Related Temporary Differences	$(1,801,885)	$(1,725,853)
Amounts Due from Customers for Future Federal Income Taxes	(70,417)	(94,775)
Deferred State Income Taxes	(239,724)	(246,247)
Regulatory Assets	(113,671)	(104,824)
Securitized Assets	(122,559)	(130,834)
Deferred Income Taxes on Other Comprehensive Loss	(2,710)	(1,589)
Net Operating Loss Carryforward	9,796	45,177
Tax Credit Carryforward	46,162	21,940
Valuation Allowance	—	(41,277)
All Other, Net	30,121	38,942
Net Deferred Tax Liabilities	$(2,264,887)	$(2,239,340)

I&M	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$911,811	$843,630
Deferred Tax Liabilities	(2,190,002)	(2,043,810)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

Property Related Temporary Differences	$(418,724)	$(390,829)
Amounts Due from Customers for Future Federal Income Taxes	(40,580)	(39,137)
Deferred State Income Taxes	(138,907)	(137,162)
Deferred Income Taxes on Other Comprehensive Loss	7,732	8,351
Accrued Nuclear Decommissioning	(610,955)	(553,794)
Net Operating Loss Carryforward	—	15,690
Regulatory Assets	(74,690)	(59,008)
All Other, Net	(2,067)	(44,291)
Net Deferred Tax Liabilities	$(1,278,191)	$(1,200,180)

OPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$171,816	$183,085
Deferred Tax Liabilities	(1,528,130)	(1,477,691)
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

Property Related Temporary Differences	$(926,520)	$(841,607)
Amounts Due from Customers for Future Federal Income Taxes	(47,598)	(51,946)
Deferred State Income Taxes	(34,232)	(28,569)
Regulatory Assets	(242,391)	(215,535)
Deferred Income Taxes on Other Comprehensive Loss	(3,016)	(3,812)
Deferred Fuel and Purchased Power	(145,515)	(176,192)
All Other, Net	42,958	23,055
Net Deferred Tax Liabilities	$(1,356,314)	$(1,294,606)

PSO	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$110,758	$107,567
Deferred Tax Liabilities	(1,016,721)	(936,791)
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

Property Related Temporary Differences	$(805,193)	$(736,160)
Amounts Due from Customers for Future Federal Income Taxes	(678)	(31)
Deferred State Income Taxes	(109,285)	(99,126)
Regulatory Assets	(39,620)	(39,414)
Deferred Income Taxes on Other Comprehensive Loss	(2,661)	(3,100)
Deferred Federal Income Taxes on Deferred State Income Taxes	43,918	40,362
Net Operating Loss Carryforward	6,365	4,314
Tax Credit Carryforward	681	565
All Other, Net	510	3,366
Net Deferred Tax Liabilities	$(905,963)	$(829,224)

SWEPCo	December 31,
	2014	2013
	(in thousands)
Deferred Tax Assets	$186,176	$359,529
Deferred Tax Liabilities	(1,528,246)	(1,453,710)
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

Property Related Temporary Differences	$(1,235,136)	$(1,172,431)
Amounts Due from Customers for Future Federal Income Taxes	(44,119)	(43,116)
Deferred State Income Taxes	(124,147)	(118,179)
Regulatory Assets	(19,388)	(5,290)
Deferred Income Taxes on Other Comprehensive Loss	4,021	4,548
Impairment Loss - Turk Plant	21,052	21,295
Net Operating Loss Carryforward	21,925	189,128
All Other, Net	33,722	29,864
Net Deferred Tax Liabilities	$(1,342,070)	$(1,094,181)

State Net Income Tax Operating Loss Carryforwards

Company	State	State Net Income Tax Operating Loss Carryforward	Year of Expiration
		(in thousands)
APCo	Tennessee	$2,695	2026
APCo	West Virginia	235,341	2032
OPCo	West Virginia	50,228	2032
PSO	Oklahoma	163,212	2034
SWEPCo	Louisiana	419,384	2029
SWEPCo	Oklahoma	2,994	2034

Summary of Tax Credit Carryforwards

Company	Total Federal Tax Credit Carryforward	Federal Tax Credit Carryforward Subject to Expiration	Total State Tax Credit Carryforward	State Tax Credit Carryforward Subject to Expiration
	(in thousands)
APCo	$45,654	$4,046	$—	$—
I&M	3,418	2,877	—	—
OPCo	25,679	1,962	—	—
PSO	681	660	22,141	22,141
SWEPCo	3,254	899	—	—

Summary of Interest Income, Expense And Reversal

	Years Ended December 31,
	2014			2013
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$—	$—	$193	$—	$1,089	$—
I&M	—	—	289	—	597	—
OPCo	129	—	245	—	1,892	—
PSO	88	—	137	—	135	—
SWEPCo	172	—	154	215	—	—

	Year Ended December 31, 2012
Company	Interest Expense	Interest Income	Reversal of Prior Period Interest Expense
	(in thousands)
APCo	$62	$—	$183
I&M	1,355	—	—
OPCo	266	—	504
PSO	259	—	294
SWEPCo	286	—	271

Amounts Accrued for Interest Related to Uncertain Tax Positions

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$—
I&M	—	—
OPCo	—	—
PSO	—	209
SWEPCo	—	172

	December 31,
Company	2014	2013
	(in thousands)
APCo	$—	$158
I&M	526	957
OPCo	382	407
PSO	310	562
SWEPCo	1,010	1,167

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2014	$1,164	$3,164	$2,086	$2,184	$7,602
Increase – Tax Positions Taken During a Prior Period	—	1,431	6,335	64	1,602
Decrease – Tax Positions Taken During a Prior Period	—	—	—	(18)	(832)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Increase – Settlements with Taxing Authorities	1	—	70	37	—
Decrease – Settlements with Taxing Authorities	—	(660)	—	—	(30)
Decrease – Lapse of the Applicable Statute of Limitations	(1,165)	(1,640)	(1,566)	(948)	(845)
Balance as of December 31, 2014	$—	$2,295	$6,925	$1,319	$7,497

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2013	$5,253	$15,085	$11,052	$2,273	$9,553
Increase – Tax Positions Taken During a Prior Period	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	(4,089)	(11,921)	(8,966)	(103)	(3,158)
Increase – Tax Positions Taken During the Current Year	—	—	—	14	1,301
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	(94)
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—
Balance as of December 31, 2013	$1,164	$3,164	$2,086	$2,184	$7,602

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance as of January 1, 2012	$7,311	$14,071	$43,565	$3,585	$9,031
Increase – Tax Positions Taken During a Prior Period	—	2,266	1,360	421	2,806
Decrease – Tax Positions Taken During a Prior Period	(384)	(1,252)	(13,582)	(92)	(775)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(1,674)	—	(20,291)	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	(1,641)	(1,509)
Balance as of December 31, 2012	$5,253	$15,085	$11,052	$2,273	$9,553

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2014	2013	2012
	(in thousands)
APCo	$—	$—	$—
I&M	1,591	1,220	1,220
OPCo	4,462	674	674
PSO	858	827	818
SWEPCo	4,873	4,357	3,512